UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® ETF
(formerly Fidelity® Nasdaq Composite Index Tracking Stock)

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
Apple, Inc.	9.6
Microsoft Corp.	8.6
Amazon.com, Inc.	7.5
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class C	3.6
Alphabet, Inc. Class A	3.3
Tesla, Inc.	2.8
NVIDIA Corp.	1.9
PayPal Holdings, Inc.	1.4
Comcast Corp. Class A	1.2
43.5

Top Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	40.5
Communication Services	17.6
Consumer Discretionary	16.3
Health Care	10.1
Financials	4.8
Industrials	4.4
Consumer Staples	3.6
Real Estate	1.0
Utilities	0.7
Energy	0.4

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.4%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 17.6%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)(b)	4,389	$519,175
Cogent Communications Group, Inc. (b)	10,925	825,930
Consolidated Communications Holdings, Inc. (a)(b)	55,075	515,502
Iridium Communications, Inc. (a)	28,487	1,088,488
Liberty Global PLC:
Class A (a)	38,415	1,049,114
Class C (a)	75,614	2,058,213
Liberty Latin America Ltd. Class C (a)	21,886	314,721
Vonage Holdings Corp. (a)	65,796	906,669
		7,277,812
Entertainment - 2.2%
Activision Blizzard, Inc.	144,100	14,013,725
Bilibili, Inc. ADR (a)(b)	34,142	3,659,340
Electronic Arts, Inc.	53,930	7,708,215
iQIYI, Inc. ADR (a)	52,067	742,475
NetEase, Inc. ADR	61,666	7,272,271
Netflix, Inc. (a)	82,906	41,685,966
Playtika Holding Corp.	73,838	2,025,376
Roku, Inc. Class A (a)	20,960	7,267,042
Take-Two Interactive Software, Inc. (a)	21,130	3,920,883
Warner Music Group Corp. Class A	20,237	726,306
Zynga, Inc. (a)	220,400	2,389,136
		91,410,735
Interactive Media & Services - 11.4%
Alphabet, Inc.:
Class A (a)	55,364	130,484,643
Class C (a)	60,300	145,417,068
Baidu.com, Inc. sponsored ADR (a)	51,050	10,019,584
Bumble, Inc.	19,385	925,052
CarGurus, Inc. Class A (a)	21,686	611,979
Facebook, Inc. Class A (a)	443,272	145,716,805
IAC (a)	15,525	2,475,772
JOYY, Inc. ADR	9,463	728,178
Match Group, Inc. (a)	50,948	7,304,924
Momo, Inc. ADR	39,844	559,011
QuinStreet, Inc. (a)	15,853	287,098
TripAdvisor, Inc. (a)	25,695	1,116,448
Vimeo, Inc. (a)	25,203	1,058,526
Weibo Corp. sponsored ADR (a)	16,649	846,435
Yandex NV Series A (a)(b)	61,065	4,124,330
Zillow Group, Inc.:
Class A (a)	12,297	1,454,612
Class C (a)	31,377	3,681,150
Zoominfo Technologies, Inc.	18,722	820,585
		457,632,200
Media - 2.9%
Advantage Solutions, Inc. Class A (a)(b)	70,102	883,285
AppLovin Corp. (a)(b)	36,792	2,734,014
Cardlytics, Inc. (a)	6,111	651,127
Charter Communications, Inc. Class A (a)	35,866	24,910,013
Comcast Corp. Class A	843,944	48,391,749
comScore, Inc. (a)	92,189	368,756
Criteo SA sponsored ADR (a)	12,347	459,802
Discovery Communications, Inc.:
Class A (a)	32,168	1,032,914
Class C (non-vtg.) (a)	61,567	1,850,088
DISH Network Corp. Class A (a)	58,145	2,530,470
Fox Corp.:
Class A	68,203	2,547,382
Class B	53,138	1,927,847
Liberty Broadband Corp.:
Class A (a)	4,870	789,232
Class C (a)	29,841	4,962,260
Liberty Media Corp.:
Liberty Braves Class C (a)	21,404	585,399
Liberty Formula One Group Series C (a)	40,871	1,824,890
Liberty SiriusXM Series A (a)	21,244	927,513
Liberty SiriusXM Series C (a)	44,334	1,928,972
Magnite, Inc. (a)(b)	25,132	746,420
News Corp.:
Class A	77,079	2,080,362
Class B	42,245	1,085,274
Nexstar Broadcasting Group, Inc. Class A	9,542	1,449,525
Sinclair Broadcast Group, Inc. Class A (b)	13,468	453,737
Sirius XM Holdings, Inc. (b)	794,013	4,962,581
TechTarget, Inc. (a)	9,767	686,718
ViacomCBS, Inc.:
Class A (b)	4,739	220,553
Class B	110,502	4,687,495
		115,678,378
Wireless Telecommunication Services - 0.9%
Frontier Communications Parent, Inc. (a)	42,500	1,061,650
Millicom International Cellular SA (a)(b)	18,264	816,401
Shenandoah Telecommunications Co.	12,013	599,329
T-Mobile U.S., Inc.	229,798	32,504,927
VEON Ltd. sponsored ADR (a)(b)	397,649	723,721
Vodafone Group PLC sponsored ADR	77,655	1,434,288
		37,140,316

TOTAL COMMUNICATION SERVICES		709,139,441

CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.2%
Dorman Products, Inc. (a)	6,817	697,924
Fox Factory Holding Corp. (a)(b)	9,467	1,471,929
Gentex Corp.	43,694	1,551,137
Gentherm, Inc. (a)	8,188	593,876
Luminar Technologies, Inc. (a)(b)	79,804	1,636,780
Patrick Industries, Inc.	7,645	655,177
The Goodyear Tire & Rubber Co. (a)	56,512	1,120,633
Visteon Corp. (a)	5,513	675,122
		8,402,578
Automobiles - 2.9%
Arrival Group (a)(b)	107,851	2,069,661
Canoo, Inc. (a)(b)	77,108	610,695
Li Auto, Inc. ADR (a)(b)	27,176	633,201
Lordstown Motors Corp. (a)(b)	136,293	1,349,301
Tesla, Inc. (a)	177,547	111,005,935
Workhorse Group, Inc. (a)(b)	47,194	442,208
		116,111,001
Distributors - 0.2%
Core-Mark Holding Co., Inc.	12,114	555,548
LKQ Corp. (a)	51,494	2,624,134
Pool Corp.	7,569	3,304,247
		6,483,929
Diversified Consumer Services - 0.1%
Afya Ltd. (a)(b)	18,927	443,081
Frontdoor, Inc. (a)	18,390	987,543
Grand Canyon Education, Inc. (a)	10,138	921,950
Laureate Education, Inc. Class A (a)	31,162	455,277
Perdoceo Education Corp. (a)	23,083	281,382
Strategic Education, Inc.	5,925	419,727
WW International, Inc. (a)(b)	17,501	687,789
		4,196,749
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A	35,409	4,971,424
Bloomin' Brands, Inc. (a)	10,305	304,513
Caesars Entertainment, Inc. (a)	40,559	4,358,065
Churchill Downs, Inc.	7,890	1,574,292
Cracker Barrel Old Country Store, Inc.	5,285	833,550
DraftKings, Inc. Class A (a)(b)	72,759	3,634,312
Expedia, Inc. (a)	26,576	4,702,623
Extended Stay America, Inc. unit	40,750	803,183
Golden Entertainment, Inc. (a)	13,570	578,625
Huazhu Group Ltd. ADR (a)	32,690	1,868,887
Jack in the Box, Inc.	4,227	480,187
MakeMyTrip Ltd. (a)	16,839	463,073
Marriott International, Inc. Class A (a)	61,923	8,890,904
Melco Crown Entertainment Ltd. sponsored ADR (a)	47,263	812,451
Monarch Casino & Resort, Inc. (a)	5,519	393,836
Papa John's International, Inc.	7,005	658,120
Penn National Gaming, Inc. (a)	30,852	2,528,938
Red Rock Resorts, Inc. (a)	8,271	370,127
Scientific Games Corp. Class A (a)	21,326	1,546,988
Starbucks Corp.	217,956	24,820,829
Texas Roadhouse, Inc. Class A	14,524	1,462,712
The Booking Holdings, Inc. (a)	7,773	18,356,328
The Cheesecake Factory, Inc. (a)(b)	11,362	668,313
Wendy's Co. (b)	47,933	1,113,004
Wingstop, Inc.	6,880	981,638
Wynn Resorts Ltd. (a)	21,548	2,841,535
		90,018,457
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,403	531,712
Garmin Ltd.	36,239	5,154,635
Green Brick Partners, Inc. (a)	17,062	398,227
Helen of Troy Ltd. (a)(b)	5,110	1,075,553
iRobot Corp. (a)(b)	5,326	520,350
LGI Homes, Inc. (a)(b)	7,141	1,291,164
Newell Brands, Inc.	82,962	2,380,180
Purple Innovation, Inc. (a)	13,712	391,066
Sonos, Inc. (a)	26,627	985,199
		12,728,086
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	92,682	298,720,574
Baozun, Inc. sponsored ADR (a)(b)	13,147	456,069
ContextLogic, Inc. (b)	87,571	695,314
eBay, Inc.	133,098	8,103,006
Etsy, Inc. (a)	23,806	3,921,562
Global-e Online Ltd. (a)	25,100	824,786
JD.com, Inc. sponsored ADR (a)	154,772	11,443,842
MercadoLibre, Inc. (a)	9,532	12,950,842
Overstock.com, Inc. (a)(b)	10,328	882,321
Pinduoduo, Inc. ADR (a)	55,975	6,990,158
Qurate Retail, Inc. Series A	80,324	1,094,816
Stamps.com, Inc. (a)	3,474	652,000
Stitch Fix, Inc. (a)(b)	13,341	713,210
The Honest Co., Inc. (b)	15,400	243,012
The RealReal, Inc. (a)	23,091	403,400
Trip.com Group Ltd. ADR (a)	103,008	4,310,885
		352,405,797
Leisure Products - 0.3%
BRP, Inc.	5,188	437,504
Hasbro, Inc.	26,692	2,561,631
Malibu Boats, Inc. Class A (a)	7,910	620,302
Mattel, Inc. (a)	70,588	1,497,171
Peloton Interactive, Inc. Class A (a)	48,727	5,375,075
		10,491,683
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	44,793	4,367,318
Franchise Group, Inc.	11,253	415,686
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	13,725	1,186,389
		5,969,393
Specialty Retail - 0.9%
Academy Sports & Outdoors, Inc.	23,402	854,875
Bed Bath & Beyond, Inc. (a)(b)	30,773	861,336
Blink Charging Co. (a)(b)	22,248	756,432
Five Below, Inc. (a)	11,347	2,089,210
GrowGeneration Corp. (a)	13,588	603,443
Leslie's, Inc. (b)	37,326	1,088,426
Monro, Inc. (b)	8,006	499,094
National Vision Holdings, Inc. (a)	17,955	891,825
O'Reilly Automotive, Inc. (a)	13,173	7,049,136
Petco Health & Wellness Co., Inc. (b)	39,264	889,330
Rent-A-Center, Inc.	13,625	842,161
Ross Stores, Inc.	66,672	8,426,674
Sleep Number Corp. (a)(b)	8,429	939,749
The ODP Corp. (a)	14,443	631,737
Tractor Supply Co.	21,488	3,904,370
Ulta Beauty, Inc. (a)	10,447	3,607,976
Urban Outfitters, Inc. (a)	23,299	912,389
Vroom, Inc. (b)	27,685	1,223,954
		36,072,117
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	13,733	1,410,791
Crocs, Inc. (a)	15,252	1,544,112
lululemon athletica, Inc. (a)	23,156	7,482,398
Sequential Brands Group, Inc. (a)(b)	33,899	253,226
Steven Madden Ltd.	19,147	792,686
		11,483,213

TOTAL CONSUMER DISCRETIONARY		654,363,003

CONSUMER STAPLES - 3.6%
Beverages - 1.5%
Celsius Holdings, Inc. (a)	16,196	1,061,486
Coca-Cola Bottling Co. Consolidated	1,774	718,328
Keurig Dr. Pepper, Inc.	262,882	9,716,119
Monster Beverage Corp. (a)	97,678	9,208,105
National Beverage Corp. (b)	20,265	1,011,831
PepsiCo, Inc.	254,927	37,713,900
		59,429,769
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	7,706	1,701,793
Costco Wholesale Corp.	82,359	31,153,939
Grocery Outlet Holding Corp. (a)(b)	21,020	716,151
Oatly Group AB ADR (a)	14,836	351,762
PriceSmart, Inc.	3,100	273,730
Sprouts Farmers Market LLC (a)(b)	28,669	762,595
Walgreens Boots Alliance, Inc.	167,229	8,806,279
		43,766,249
Food Products - 0.9%
Beyond Meat, Inc. (a)(b)	12,603	1,832,728
Bridgford Foods Corp. (a)(b)	2,459	43,451
Cal-Maine Foods, Inc. (a)(b)	11,780	411,240
Calavo Growers, Inc.	2,152	153,222
Freshpet, Inc. (a)	8,758	1,548,590
J&J Snack Foods Corp. (b)	4,353	764,300
Lancaster Colony Corp.	5,327	994,391
Mondelez International, Inc.	262,219	16,658,773
Pilgrim's Pride Corp. (a)	52,751	1,268,134
Sanderson Farms, Inc.	5,161	839,953
Tattooed Chef, Inc. (a)(b)	17,545	373,358
The Hain Celestial Group, Inc. (a)	22,227	905,973
The Kraft Heinz Co. (b)	235,181	10,251,540
The Simply Good Foods Co. (a)(b)	22,382	772,850
		36,818,503
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,956	704,080
Reynolds Consumer Products, Inc.	42,413	1,278,328
WD-40 Co. (b)	3,019	739,051
		2,721,459
Personal Products - 0.0%
Inter Parfums, Inc. (b)	8,042	615,052

TOTAL CONSUMER STAPLES		143,351,032

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Championx Corp. (a)	37,455	992,558
CSI Compressco LP	36,435	65,947
Smart Sand, Inc. (a)(b)	73,337	187,743
		1,246,248
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	41,848	249,414
Altus Midstream Co. (b)	7,599	478,585
Amplify Energy Corp. warrants 5/4/22 (a)	322	23
APA Corp.	116,922	2,431,978
Chesapeake Energy Corp.	18,098	955,574
Clean Energy Fuels Corp. (a)(b)	77,930	617,206
Diamondback Energy, Inc.	47,938	3,838,396
National Energy Services Reunited Corp. (a)(b)	21,130	271,098
New Fortress Energy, Inc.	33,541	1,412,076
Oasis Petroleum, Inc.	6,075	538,306
PDC Energy, Inc.	26,096	1,101,773
Plains All American Pipeline LP	136,920	1,441,768
Plains GP Holdings LP Class A	35,210	384,141
Renewable Energy Group, Inc. (a)	9,240	564,287
		14,284,625

TOTAL ENERGY		15,530,873

FINANCIALS - 4.8%
Banks - 1.9%
1st Source Corp.	5,010	247,845
Altabancorp	7,650	351,900
Ameris Bancorp	16,644	914,421
Atlantic Union Bankshares Corp. (b)	18,863	773,760
BancFirst Corp. (b)	8,417	580,520
Bank OZK	28,689	1,225,307
Banner Corp.	9,504	556,269
BOK Financial Corp. (b)	15,210	1,384,718
Camden National Corp.	3,971	189,099
Cathay General Bancorp (b)	19,204	800,423
City Holding Co.	7,361	590,499
Columbia Banking Systems, Inc.	17,311	747,143
Commerce Bancshares, Inc.	24,161	1,881,659
CVB Financial Corp.	32,292	716,237
East West Bancorp, Inc.	29,383	2,197,261
Eastern Bankshares, Inc.	43,958	984,659
Enterprise Bancorp, Inc.	5,372	185,119
Fifth Third Bancorp	139,602	5,882,828
First Bancorp, North Carolina (b)	26,101	1,158,101
First Busey Corp.	6,784	181,743
First Citizens Bancshares, Inc.	1,874	1,612,764
First Financial Bankshares, Inc.	30,547	1,538,041
First Hawaiian, Inc.	35,484	999,229
First Internet Bancorp	11,073	375,596
First Interstate Bancsystem, Inc.	10,989	517,252
First Merchants Corp.	13,813	640,094
First Midwest Bancorp, Inc., Delaware	13,606	284,774
Fulton Financial Corp.	40,936	709,421
German American Bancorp, Inc.	6,619	276,674
Glacier Bancorp, Inc.	20,878	1,216,144
Hancock Whitney Corp.	20,855	1,032,531
Heartland Financial U.S.A., Inc.	3,833	190,692
Home Bancshares, Inc.	37,912	1,037,272
Hope Bancorp, Inc.	45,570	697,221
Howard Bancorp, Inc. (a)	13,891	234,202
Huntington Bancshares, Inc.	203,165	3,222,197
Independent Bank Corp., Massachusetts	7,991	652,146
Independent Bank Group, Inc. (b)	10,247	806,951
International Bancshares Corp. (b)	8,425	390,920
Investar Holding Corp. (b)	7,588	171,337
Investors Bancorp, Inc.	60,066	893,782
Lakeland Bancorp, Inc.	11,329	215,364
Lakeland Financial Corp.	10,943	675,293
Live Oak Bancshares, Inc. (b)	12,584	762,339
NBT Bancorp, Inc.	4,830	188,322
OceanFirst Financial Corp.	22,384	494,910
Old National Bancorp, Indiana	39,201	746,779
Pacific Premier Bancorp, Inc. (b)	22,076	1,014,834
PacWest Bancorp	27,547	1,244,298
Peoples United Financial, Inc.	90,582	1,712,906
Pinnacle Financial Partners, Inc.	16,328	1,484,542
Popular, Inc.	18,278	1,491,668
Renasant Corp.	14,611	646,098
Republic Bancorp, Inc., Kentucky Class A	6,591	306,152
Sandy Spring Bancorp, Inc.	4,933	229,187
Seacoast Banking Corp., Florida	14,862	550,934
ServisFirst Bancshares, Inc.	13,415	931,806
Signature Bank	11,094	2,770,727
Simmons First National Corp. Class A (b)	26,772	816,546
South State Corp.	15,195	1,349,468
Stock Yards Bancorp, Inc. (b)	10,794	580,070
SVB Financial Group (a)	10,327	6,019,505
TCF Financial Corp.	32,465	1,542,088
Texas Capital Bancshares, Inc. (a)	11,737	808,445
TowneBank (b)	10,244	328,115
Trico Bancshares	5,612	269,095
Trustmark Corp. (b)	19,952	669,390
UMB Financial Corp.	10,968	1,060,715
Umpqua Holdings Corp.	50,311	959,934
United Bankshares, Inc., West Virginia	28,487	1,173,380
United Community Bank, Inc.	20,917	723,310
Valley National Bancorp (b)	80,978	1,159,605
WesBanco, Inc.	17,112	665,999
Westamerica Bancorp. (b)	10,632	666,945
Wintrust Financial Corp.	13,001	1,045,540
Zions Bancorp NA	34,049	1,970,756
		76,323,816
Capital Markets - 1.7%
B. Riley Financial, Inc.	9,381	690,817
BGC Partners, Inc. Class A	120,180	709,062
Carlyle Group LP	71,047	3,100,491
CME Group, Inc.	68,619	15,011,092
Coinbase Global, Inc. (a)(b)	25,948	6,137,740
Cowen Group, Inc. Class A (b)	8,625	339,221
Diginex Ltd. (a)(b)	73,589	430,496
Focus Financial Partners, Inc. Class A (a)	14,839	752,189
Freedom Holding Corp. (a)(b)	13,507	686,426
Futu Holdings Ltd. ADR (a)(b)	15,451	2,198,214
Hamilton Lane, Inc. Class A	9,653	872,342
Interactive Brokers Group, Inc.	19,047	1,281,101
LPL Financial	16,239	2,401,423
MarketAxess Holdings, Inc.	7,401	3,452,863
Morningstar, Inc.	8,760	2,067,272
NASDAQ, Inc.	31,152	5,216,714
Northern Trust Corp.	46,241	5,603,947
Open Lending Corp. (a)	27,371	1,055,973
SEI Investments Co.	29,659	1,881,567
T. Rowe Price Group, Inc.	42,061	8,048,372
Tradeweb Markets, Inc. Class A	16,775	1,405,410
Up Fintech Holdings Ltd. ADR (a)(b)	50,622	1,153,675
Virtu Financial, Inc. Class A (b)	28,455	866,455
Virtus Investment Partners, Inc.	2,029	570,616
WisdomTree Investments, Inc.	47,066	315,342
XP, Inc. Class A (a)	69,706	2,764,540
		69,013,360
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR (a)	39,263	1,102,112
Credit Acceptance Corp. (a)(b)	3,683	1,647,995
First Cash Financial Services, Inc. (b)	9,687	772,248
LendingTree, Inc. (a)	1,663	341,331
Navient Corp.	113,415	2,072,092
PRA Group, Inc. (a)	11,959	465,564
SLM Corp.	80,573	1,631,603
Upstart Holdings, Inc. (b)	13,280	1,968,362
		10,001,307
Diversified Financial Services - 0.0%
Flywire Corp. (a)	16,900	580,346
PureCycle Technologies, Inc. (a)(b)	21,220	369,652
		949,998
Insurance - 0.7%
American National Group, Inc.	4,346	651,987
Amerisafe, Inc.	5,607	367,427
Arch Capital Group Ltd. (a)	80,611	3,215,573
Brighthouse Financial, Inc. (a)	20,610	1,002,883
BRP Group, Inc. (a)	10,757	264,407
Cincinnati Financial Corp.	31,984	3,892,773
eHealth, Inc. (a)(b)	6,648	433,782
Enstar Group Ltd. (a)	4,132	1,049,073
Erie Indemnity Co. Class A	9,232	1,856,832
GoHealth, Inc. (a)(b)	31,932	363,067
Goosehead Insurance	4,697	422,119
Kinsale Capital Group, Inc. (b)	4,919	818,817
MetroMile, Inc. (a)(b)	65,929	559,078
Palomar Holdings, Inc. (a)	5,527	403,471
Principal Financial Group, Inc.	54,695	3,576,506
Safety Insurance Group, Inc.	4,457	379,335
Selective Insurance Group, Inc.	13,251	997,403
Trupanion, Inc. (a)	8,311	749,403
Willis Towers Watson PLC	25,002	6,534,523
		27,538,459
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	111,623	2,069,490
New York Mortgage Trust, Inc.	107,342	485,186
		2,554,676
Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	36,817	476,412
Home Point Capital, Inc. (b)	24,248	154,945
HomeStreet, Inc.	8,007	360,475
Meta Financial Group, Inc. (b)	9,881	523,792
Mr. Cooper Group, Inc. (a)	23,707	820,025
NMI Holdings, Inc. (a)	45,411	1,098,492
Northwest Bancshares, Inc.	46,797	662,646
TFS Financial Corp.	71,695	1,588,761
Washington Federal, Inc.	23,008	767,087
WSFS Financial Corp. (b)	12,460	662,997
		7,115,632

TOTAL FINANCIALS		193,497,248

HEALTH CARE - 10.1%
Biotechnology - 5.3%
ACADIA Pharmaceuticals, Inc. (a)	32,459	725,134
Acceleron Pharma, Inc. (a)	11,453	1,499,083
Adicet Bio, Inc. (a)	14,538	195,100
Adicet Bio, Inc. rights (a)(c)	7,230	0
Adverum Biotechnologies, Inc. (a)	46,742	161,727
Agios Pharmaceuticals, Inc. (a)(b)	15,988	891,811
Aileron Therapeutics, Inc. (a)(b)	153,666	189,009
Alector, Inc. (a)(b)	29,714	528,909
Alexion Pharmaceuticals, Inc. (a)	41,291	7,289,926
Alkermes PLC (a)	36,225	821,221
Allakos, Inc. (a)	10,794	1,094,943
Allogene Therapeutics, Inc. (a)	31,313	804,744
Allovir, Inc. (a)(b)	18,981	444,915
Alnylam Pharmaceuticals, Inc. (a)	22,934	3,256,399
ALX Oncology Holdings, Inc. (a)	8,478	479,516
Amarin Corp. PLC ADR (a)	89,501	406,335
Amgen, Inc.	106,876	25,430,075
Amicus Therapeutics, Inc. (a)	56,911	526,996
Apellis Pharmaceuticals, Inc. (a)(b)	20,772	1,169,048
Applied Molecular Transport, Inc. (b)	6,864	329,060
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,743	430,790
Arcutis Biotherapeutics, Inc. (a)	9,840	259,284
Arena Pharmaceuticals, Inc. (a)(b)	14,222	869,106
Argenx SE ADR (a)	4,889	1,363,982
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,967	1,522,204
Ascendis Pharma A/S sponsored ADR (a)	9,658	1,297,842
Atara Biotherapeutics, Inc. (a)(b)	21,477	291,228
Aurinia Pharmaceuticals, Inc. (a)(b)	33,187	481,875
Beam Therapeutics, Inc. (a)(b)	12,448	973,807
BeiGene Ltd. ADR (a)	9,112	3,266,743
BioCryst Pharmaceuticals, Inc. (a)(b)	43,499	685,979
Biogen, Inc. (a)	29,634	7,926,502
BioMarin Pharmaceutical, Inc. (a)	35,813	2,768,345
BioNTech SE ADR (a)	12,760	2,603,040
BioXcel Therapeutics, Inc. (a)(b)	7,458	246,338
Black Diamond Therapeutics, Inc. (a)(b)	18,259	239,558
bluebird bio, Inc. (a)	15,424	479,995
Blueprint Medicines Corp. (a)(b)	12,696	1,159,780
BridgeBio Pharma, Inc. (a)(b)	40,285	2,384,872
C4 Therapeutics, Inc.	11,802	436,084
CareDx, Inc. (a)	12,484	1,003,714
Cerevel Therapeutics Holdings (a)	31,397	411,929
ChemoCentryx, Inc. (a)	17,543	178,061
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)(b)	21,177	278,689
Constellation Pharmaceuticals, Inc. (a)	28,938	573,262
Cortexyme, Inc. (a)(b)	9,508	393,346
CRISPR Therapeutics AG (a)(b)	14,130	1,669,883
CureVac NV (a)(b)	34,694	3,867,687
Cyclerion Therapeutics, Inc. (a)(b)	83,975	272,079
Cytokinetics, Inc. (a)	20,328	443,760
Deciphera Pharmaceuticals, Inc. (a)	17,319	584,343
Denali Therapeutics, Inc. (a)	23,572	1,498,943
Design Therapeutics, Inc. (a)(b)	9,480	248,376
Dicerna Pharmaceuticals, Inc. (a)	19,783	644,926
Editas Medicine, Inc. (a)(b)	15,527	527,142
Enanta Pharmaceuticals, Inc. (a)	6,730	327,482
Epizyme, Inc. (a)(b)	37,385	307,679
Esperion Therapeutics, Inc. (a)(b)	9,775	194,620
Exact Sciences Corp. (a)	30,493	3,370,391
Exelixis, Inc. (a)	65,045	1,466,765
Exicure, Inc. (a)(b)	97,361	162,593
Fate Therapeutics, Inc. (a)	17,895	1,370,757
FibroGen, Inc. (a)	20,448	434,520
Forma Therapeutics Holdings, Inc.	11,334	318,145
Generation Bio Co.	14,360	491,974
Genmab A/S ADR (a)	5,300	215,286
Gilead Sciences, Inc.	235,043	15,538,693
Global Blood Therapeutics, Inc. (a)	24,278	933,004
GlycoMimetics, Inc. (a)(b)	78,191	199,387
Grifols SA ADR	29,544	516,725
Halozyme Therapeutics, Inc. (a)(b)	30,527	1,264,123
Heron Therapeutics, Inc. (a)(b)	24,355	323,191
IGM Biosciences, Inc. (a)	6,055	452,006
ImmunityBio, Inc. (a)(b)	70,684	1,240,504
ImmunoGen, Inc. (a)	52,259	322,961
Immunovant, Inc. (a)	18,761	284,417
Incyte Corp. (a)	42,945	3,597,932
Inhibrx, Inc. (a)(b)	18,264	386,466
Inovio Pharmaceuticals, Inc. (a)(b)	51,672	390,124
Insmed, Inc. (a)	22,966	564,964
Instil Bio, Inc. (a)(b)	21,520	383,056
Intellia Therapeutics, Inc. (a)(b)	14,680	1,100,119
Ionis Pharmaceuticals, Inc. (a)	28,663	1,067,697
Iovance Biotherapeutics, Inc. (a)	30,402	564,565
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	41,456	479,646
iTeos Therapeutics, Inc. (a)	14,851	305,040
Kalvista Pharmaceuticals, Inc. (a)	18,857	509,139
Karuna Therapeutics, Inc. (a)	6,313	705,920
Keros Therapeutics, Inc. (a)	7,239	394,960
Kinnate Biopharma, Inc. (b)	7,680	180,326
Kodiak Sciences, Inc. (a)(b)	10,627	888,630
Kronos Bio, Inc. (b)	13,964	340,861
Krystal Biotech, Inc. (a)	13,923	908,337
Kura Oncology, Inc. (a)(b)	17,968	399,788
Kymera Therapeutics, Inc. (a)(b)	10,760	517,448
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	2,322	273,299
General CVR (a)(c)	1,530	23
Glucagon CVR (a)	1,530	17
rights (a)	1,530	21
TR Beta CVR (a)	1,530	260
Macrogenics, Inc. (a)	20,438	657,899
Madrigal Pharmaceuticals, Inc. (a)(b)	3,992	448,302
Mersana Therapeutics, Inc. (a)	20,449	292,830
Mirati Therapeutics, Inc. (a)	8,921	1,410,856
Moderna, Inc. (a)	76,667	14,184,162
Morphic Holding, Inc. (a)	5,698	281,253
Myriad Genetics, Inc. (a)	13,279	380,443
Natera, Inc. (a)	18,537	1,745,073
Neurocrine Biosciences, Inc. (a)	18,751	1,804,221
Nkarta, Inc. (a)(b)	11,135	271,137
Novavax, Inc. (a)(b)	13,645	2,014,275
Nurix Therapeutics, Inc. (a)(b)	14,605	407,480
Ocugen, Inc. (a)(b)	69,875	610,009
Opko Health, Inc. (a)(b)	185,281	707,773
Organogenesis Holdings, Inc. Class A (a)(b)	70,662	1,259,903
ORIC Pharmaceuticals, Inc. (a)(b)	20,660	472,081
PMV Pharmaceuticals, Inc. (b)	10,819	372,174
Praxis Precision Medicines, Inc.	9,700	190,023
Precigen, Inc. (a)(b)	66,685	440,121
Prelude Therapeutics, Inc. (b)	9,680	336,477
PTC Therapeutics, Inc. (a)(b)	14,891	584,770
Recursion Pharmaceuticals, Inc. (a)	26,036	686,309
Regeneron Pharmaceuticals, Inc. (a)	19,586	9,840,594
REGENXBIO, Inc. (a)	20,263	714,676
Relay Therapeutics, Inc. (a)	19,818	636,554
Repligen Corp. (a)	9,329	1,703,569
Replimune Group, Inc. (a)(b)	12,458	485,488
Revolution Medicines, Inc. (a)	15,615	467,045
Rhythm Pharmaceuticals, Inc. (a)(b)	12,468	244,497
Rocket Pharmaceuticals, Inc. (a)(b)	12,736	541,280
Rubius Therapeutics, Inc. (a)(b)	20,899	510,563
Sage Therapeutics, Inc. (a)	13,065	909,324
Sana Biotechnology, Inc. (b)	31,359	657,598
Sangamo Therapeutics, Inc. (a)	34,100	367,598
Sarepta Therapeutics, Inc. (a)	15,663	1,184,906
Savara, Inc. (a)(b)	237,494	427,489
Scholar Rock Holding Corp. (a)	8,869	238,310
Seagen, Inc. (a)	35,122	5,456,203
Seres Therapeutics, Inc. (a)(b)	23,401	493,995
Shattuck Labs, Inc.	11,424	310,047
Sorrento Therapeutics, Inc. (a)(b)	66,359	499,020
Springworks Therapeutics, Inc. (a)	10,836	883,567
Stoke Therapeutics, Inc. (a)(b)	9,103	361,025
TG Therapeutics, Inc. (a)	27,556	960,878
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Translate Bio, Inc. (a)(b)	19,964	359,552
Travere Therapeutics, Inc. (a)	14,383	218,190
Turning Point Therapeutics, Inc. (a)	10,098	668,286
Twist Bioscience Corp. (a)	9,998	1,072,885
Ultragenyx Pharmaceutical, Inc. (a)(b)	12,969	1,319,077
uniQure B.V. (a)	16,109	559,466
United Therapeutics Corp. (a)	9,415	1,750,249
Vaxcyte, Inc.	18,788	395,863
Veracyte, Inc. (a)	15,067	588,366
Vericel Corp. (a)(b)	5,541	313,067
Vertex Pharmaceuticals, Inc. (a)	48,771	10,175,094
Vir Biotechnology, Inc. (a)(b)	26,252	1,100,221
Xencor, Inc. (a)(b)	13,711	527,325
Y-mAbs Therapeutics, Inc. (a)(b)	10,571	378,759
Zai Lab Ltd. ADR (a)	11,720	2,082,175
Zentalis Pharmaceuticals, Inc. (a)(b)	11,141	622,225
Zymergen, Inc. (a)(b)	16,866	546,121
		212,377,314
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	8,915	2,537,031
Align Technology, Inc. (a)	14,994	8,848,709
Atricure, Inc. (a)	10,787	806,113
Atrion Corp.	325	201,825
Axonics Modulation Technologies, Inc. (a)	11,085	639,494
BioLife Solutions, Inc. (a)	9,184	305,919
Cardiovascular Systems, Inc. (a)	10,563	413,964
Cerus Corp. (a)(b)	47,647	275,876
CryoPort, Inc. (a)(b)	10,636	594,765
Dentsply Sirona, Inc.	43,896	2,937,520
DexCom, Inc. (a)	18,531	6,845,166
Eargo, Inc. (a)(b)	9,639	327,919
electroCore, Inc. (a)	127,893	214,860
Heska Corp. (a)	3,014	597,224
Hologic, Inc. (a)	48,829	3,079,157
ICU Medical, Inc. (a)	4,587	954,371
IDEXX Laboratories, Inc. (a)	15,983	8,920,272
Inari Medical, Inc.	10,820	940,799
InMode Ltd. (a)	12,232	1,044,124
Insulet Corp. (a)	13,371	3,605,758
Integra LifeSciences Holdings Corp. (a)	17,820	1,230,471
Intuitive Surgical, Inc. (a)	21,834	18,388,158
iRhythm Technologies, Inc. (a)	4,839	365,151
LivaNova PLC (a)	14,228	1,188,607
Masimo Corp. (a)	10,796	2,327,618
Merit Medical Systems, Inc. (a)	11,682	704,892
Mesa Laboratories, Inc. (b)	1,646	405,015
Nano-X Imaging Ltd. (a)(b)	13,458	336,450
Neogen Corp. (a)	11,572	1,068,211
Novocure Ltd. (a)	20,513	4,184,652
NuVasive, Inc. (a)(b)	21,466	1,463,981
Ortho Clinical Diagnostics Holdings PLC	37,700	774,735
Outset Medical, Inc. (b)	11,808	569,972
Pulmonx Corp.	9,043	388,126
Quidel Corp. (a)	8,273	977,124
Shockwave Medical, Inc. (a)	6,330	1,138,767
Silk Road Medical, Inc. (a)(b)	8,113	394,130
SmileDirectClub, Inc. (a)(b)	32,630	267,892
Staar Surgical Co. (a)	10,782	1,574,495
Tandem Diabetes Care, Inc. (a)	11,896	1,015,799
		82,855,112
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	30,168	1,116,216
Acadia Healthcare Co., Inc. (a)	19,384	1,247,554
Accolade, Inc. (a)	13,109	661,873
AdaptHealth Corp. (a)(b)	16,706	437,530
Addus HomeCare Corp. (a)	4,099	394,201
Alignment Healthcare, Inc. (a)(b)	33,030	833,347
Amedisys, Inc. (a)	5,923	1,530,326
Aveanna Healthcare Holdings, Inc. (a)	31,726	368,022
Castle Biosciences, Inc. (a)(b)	3,211	192,435
Corvel Corp. (a)(b)	4,801	598,205
Covetrus, Inc. (a)	26,661	739,576
Fulgent Genetics, Inc. (a)(b)	5,909	437,680
Guardant Health, Inc. (a)	19,481	2,417,982
HealthEquity, Inc. (a)(b)	16,450	1,367,324
Henry Schein, Inc. (a)	25,023	1,902,749
Innovage Holding Corp. (a)	23,981	513,193
LHC Group, Inc. (a)	5,352	1,053,541
Magellan Health Services, Inc. (a)	5,301	499,301
Modivcare, Inc. (a)(b)	3,913	576,111
National Research Corp. Class A (b)	6,837	327,014
Option Care Health, Inc. (a)	28,453	521,828
Patterson Companies, Inc. (b)	22,360	727,594
Pennant Group, Inc. (a)	8,720	298,834
Premier, Inc.	26,579	877,107
Progyny, Inc. (a)	19,464	1,246,475
R1 RCM, Inc. (a)	48,865	1,131,225
Surgery Partners, Inc. (a)	17,636	1,032,235
The Ensign Group, Inc. (b)	12,426	1,033,843
		24,083,321
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	38,741	673,706
Cerner Corp.	56,354	4,409,701
Certara, Inc. (b)	27,412	721,210
Change Healthcare, Inc. (a)	63,994	1,500,019
GoodRx Holdings, Inc. (b)	11,384	422,460
Health Catalyst, Inc. (a)(b)	10,944	587,583
Inovalon Holdings, Inc. Class A (a)(b)	28,112	881,592
Nextgen Healthcare, Inc. (a)	19,790	324,952
Omnicell, Inc. (a)(b)	9,792	1,361,088
Schrodinger, Inc. (a)(b)	9,913	695,694
Simulations Plus, Inc. (b)	3,906	206,159
		11,784,164
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	14,297	2,573,460
AbCellera Biologics, Inc. (b)	47,731	1,280,623
Adaptive Biotechnologies Corp. (a)	26,834	1,014,594
Berkeley Lights, Inc. (a)	13,412	583,422
Bio-Techne Corp.	7,698	3,185,663
BioNano Genomics, Inc. (a)(b)	81,899	505,317
Bruker Corp.	30,197	2,096,880
ICON PLC (a)	9,333	2,088,352
Illumina, Inc. (a)	27,280	11,065,859
Luminex Corp.	14,190	523,469
Maravai LifeSciences Holdings, Inc.	14,797	555,479
Medpace Holdings, Inc. (a)	7,847	1,310,920
Nanostring Technologies, Inc. (a)	10,113	561,170
NeoGenomics, Inc. (a)	23,379	959,240
Pacific Biosciences of California, Inc. (a)	37,414	1,012,049
Personalis, Inc. (a)(b)	10,480	235,695
PPD, Inc. (a)	68,686	3,167,798
PRA Health Sciences, Inc. (a)	12,691	2,169,146
Quanterix Corp. (a)	9,701	499,504
Seer, Inc. (b)	9,633	284,944
Sotera Health Co.	50,501	1,217,074
Syneos Health, Inc. (a)	21,898	1,924,834
		38,815,492
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (a)(b)	23,741	449,180
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
Arvinas Holding Co. LLC (a)(b)	18,483	1,344,453
AstraZeneca PLC:
rights (a)(c)	1,845	0
sponsored ADR (b)	93,152	5,288,239
Atea Pharmaceuticals, Inc.	18,939	386,734
Axsome Therapeutics, Inc. (a)(b)	13,411	814,182
Cassava Sciences, Inc. (a)(b)	10,448	563,356
Corcept Therapeutics, Inc. (a)	26,774	578,318
Cronos Group, Inc. (a)(b)	77,775	700,753
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)(b)	52,442	81,810
Endo International PLC (a)	145,339	853,140
Harmony Biosciences Holdings, Inc. (a)	20,156	644,186
Horizon Therapeutics PLC (a)	41,690	3,821,305
Hutchison China Meditech Ltd. sponsored ADR (a)	6,799	202,270
Innoviva, Inc. (a)(b)	37,585	505,518
Intra-Cellular Therapies, Inc. (a)	28,503	1,123,303
Jazz Pharmaceuticals PLC (a)	12,178	2,169,267
Nektar Therapeutics (a)(b)	75,943	1,372,290
NGM Biopharmaceuticals, Inc. (a)(b)	16,949	255,252
Ocular Therapeutix, Inc. (a)(b)	20,545	299,135
Pacira Biosciences, Inc. (a)	10,394	630,604
Reata Pharmaceuticals, Inc. (a)(b)	8,804	1,203,859
Revance Therapeutics, Inc. (a)(b)	27,260	807,169
Royalty Pharma PLC (b)	76,143	3,054,857
Sanofi SA sponsored ADR	40,111	2,143,131
Supernus Pharmaceuticals, Inc. (a)	17,931	535,240
Theravance Biopharma, Inc. (a)(b)	24,096	416,379
Tilray, Inc. Class 2 (a)(b)	99,444	1,657,731
Viatris, Inc.	234,535	3,574,313
Zogenix, Inc. (a)(b)	16,863	295,946
		35,776,094

TOTAL HEALTH CARE		405,691,497

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	6,034	661,507
Axon Enterprise, Inc. (a)	13,205	1,856,491
Elbit Systems Ltd. (b)	6,551	867,352
Kratos Defense & Security Solutions, Inc. (a)(b)	28,169	704,507
Mercury Systems, Inc. (a)	12,111	792,665
		4,882,522
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	15,998	397,390
Atlas Air Worldwide Holdings, Inc. (a)(b)	6,873	514,994
C.H. Robinson Worldwide, Inc.	24,347	2,362,146
Expeditors International of Washington, Inc.	29,953	3,764,793
Forward Air Corp.	6,907	669,219
Hub Group, Inc. Class A (a)	9,706	677,576
		8,386,118
Airlines - 0.3%
Allegiant Travel Co. (a)	2,444	541,248
American Airlines Group, Inc. (a)	119,226	2,890,038
Frontier Group Holdings, Inc. (a)	40,810	870,069
JetBlue Airways Corp. (a)	68,870	1,384,287
Ryanair Holdings PLC sponsored ADR (a)	19,974	2,331,965
SkyWest, Inc. (a)	12,703	622,828
United Airlines Holdings, Inc. (a)	58,402	3,407,757
		12,048,192
Building Products - 0.1%
AAON, Inc. (b)	11,741	777,841
American Woodmark Corp. (a)	4,538	394,443
Builders FirstSource, Inc. (a)	45,487	2,025,991
CSW Industrials, Inc.	1,686	205,389
Gibraltar Industries, Inc. (a)	8,985	713,858
UFP Industries, Inc.	13,752	1,093,559
		5,211,081
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)(b)	10,738	724,063
Cimpress PLC (a)	3,347	332,391
Cintas Corp.	19,787	6,995,496
Copart, Inc. (a)	45,110	5,819,641
Driven Brands Holdings, Inc.	30,440	901,633
Healthcare Services Group, Inc. (b)	18,905	566,961
Herman Miller, Inc. (b)	26,876	1,284,673
Stericycle, Inc. (a)	15,876	1,247,219
Tetra Tech, Inc.	11,506	1,374,622
		19,246,699
Construction & Engineering - 0.1%
Latham Group, Inc. (a)(b)	21,584	670,399
Primoris Services Corp.	28,391	902,550
Willscot Mobile Mini Holdings (a)	51,621	1,497,009
		3,069,958
Electrical Equipment - 0.3%
Array Technologies, Inc.	29,015	472,945
Ballard Power Systems, Inc. (a)(b)	54,269	939,939
Encore Wire Corp.	6,127	503,639
FuelCell Energy, Inc. (a)(b)	131,829	1,294,561
Plug Power, Inc. (a)	104,125	3,196,638
Shoals Technologies Group, Inc.	16,079	443,780
Sunrun, Inc. (a)	39,417	1,762,728
TPI Composites, Inc. (a)(b)	11,117	536,951
Vicor Corp. (a)	7,002	630,740
		9,781,921
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	128,700	29,718,117
Icahn Enterprises LP	46,469	2,619,458
Raven Industries, Inc. (b)	13,440	593,107
		32,930,682
Machinery - 0.5%
Altra Industrial Motion Corp. (b)	14,088	925,441
Astec Industries, Inc.	7,205	493,759
Columbus McKinnon Corp. (NY Shares)	11,823	599,426
Franklin Electric Co., Inc.	10,330	866,584
Helios Technologies, Inc.	11,945	848,692
Hydrofarm Holdings Group, Inc. (b)	4,223	263,051
Kornit Digital Ltd. (a)	9,120	950,304
Lincoln Electric Holdings, Inc.	10,842	1,394,064
Middleby Corp. (a)	10,029	1,647,564
Nikola Corp. (a)(b)	82,214	1,229,921
Nordson Corp.	10,661	2,363,437
Omega Flex, Inc. (b)	2,753	404,829
PACCAR, Inc.	64,035	5,863,045
RBC Bearings, Inc. (a)(b)	5,451	1,067,251
TriMas Corp. (a)(b)	12,109	392,574
Woodward, Inc.	12,874	1,637,315
		20,947,257
Marine - 0.0%
Golden Ocean Group Ltd. (b)	38,602	384,864
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	6,645	476,314
CoStar Group, Inc. (a)	7,276	6,213,704
Exponent, Inc.	10,917	995,958
Forrester Research, Inc. (a)	8,421	361,345
Huron Consulting Group, Inc. (a)	6,587	360,375
ICF International, Inc.	5,253	461,739
Kelly Services, Inc. Class A (non-vtg.) (a)	21,890	561,916
ManTech International Corp. Class A (b)	6,689	582,010
Upwork, Inc. (a)	27,025	1,272,067
Verisk Analytics, Inc.	30,749	5,314,350
		16,599,778
Road & Rail - 0.9%
AMERCO	4,227	2,430,694
Avis Budget Group, Inc. (a)(b)	16,732	1,469,404
CSX Corp.	141,703	14,187,304
Heartland Express, Inc. (b)	9,285	168,523
J.B. Hunt Transport Services, Inc.	19,082	3,273,326
Landstar System, Inc.	6,405	1,092,053
Lyft, Inc. (a)	61,109	3,488,713
Marten Transport Ltd.	26,599	453,779
Old Dominion Freight Lines, Inc.	21,537	5,716,997
Saia, Inc. (a)(b)	5,838	1,343,674
TuSimple Holdings, Inc. (a)(b)	32,968	1,263,993
Universal Logistics Holdings, Inc.	10,580	264,500
Werner Enterprises, Inc.	14,296	686,065
		35,839,025
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)(b)	16,258	920,853
Fastenal Co.	106,023	5,623,460
McGrath RentCorp.	6,519	558,874
Rush Enterprises, Inc. Class A	16,282	778,280
		7,881,467

TOTAL INDUSTRIALS		177,209,564

INFORMATION TECHNOLOGY - 40.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	779,825	41,252,743
CommScope Holding Co., Inc. (a)	49,054	996,287
Ericsson (B Shares) sponsored ADR	74,906	1,005,988
F5 Networks, Inc. (a)	11,070	2,052,710
Infinera Corp. (a)(b)	48,468	465,293
Inseego Corp. (a)(b)	26,482	227,745
Lumentum Holdings, Inc. (a)	15,593	1,268,802
NETGEAR, Inc. (a)(b)	11,044	429,391
NetScout Systems, Inc. (a)	18,627	547,634
Radware Ltd. (a)	12,964	378,549
ViaSat, Inc. (a)(b)	39,810	2,117,096
Viavi Solutions, Inc. (a)	50,628	887,509
		51,629,747
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (b)	3,904	164,476
Avnet, Inc.	22,270	981,216
CDW Corp.	25,181	4,165,441
Cognex Corp.	34,203	2,715,376
Coherent, Inc. (a)	5,466	1,435,426
ePlus, Inc. (a)	3,751	354,732
FARO Technologies, Inc. (a)	5,137	388,614
Flex Ltd. (a)	92,547	1,690,834
II-VI, Inc. (a)(b)	21,928	1,477,289
Insight Enterprises, Inc. (a)(b)	7,895	824,870
IPG Photonics Corp. (a)	10,167	2,127,546
Itron, Inc. (a)(b)	9,041	862,059
Littelfuse, Inc.	5,296	1,383,527
National Instruments Corp.	21,786	888,869
Novanta, Inc. (a)	7,596	1,055,616
OSI Systems, Inc. (a)	4,755	458,192
PC Connection, Inc. (b)	6,869	335,139
Plexus Corp. (a)(b)	9,082	897,392
Sanmina Corp. (a)(b)	16,118	678,729
Trimble, Inc. (a)	47,574	3,700,781
TTM Technologies, Inc. (a)	28,918	438,108
Velodyne Lidar, Inc. (a)(b)	37,215	359,125
Zebra Technologies Corp. Class A (a)	10,128	5,034,122
		32,417,479
IT Services - 3.5%
21Vianet Group, Inc. ADR (a)	21,586	481,800
Affirm Holdings, Inc. (b)	24,297	1,477,501
Akamai Technologies, Inc. (a)	30,544	3,488,430
Amdocs Ltd.	25,951	2,026,773
Automatic Data Processing, Inc.	79,498	15,583,198
BigCommerce Holdings, Inc. (a)(b)	13,674	743,729
Cardtronics PLC (a)	11,916	463,890
Cognizant Technology Solutions Corp. Class A	99,538	7,122,939
Concentrix Corp. (a)	11,031	1,684,654
CSG Systems International, Inc.	9,116	401,469
Euronet Worldwide, Inc. (a)	10,701	1,601,298
EVO Payments, Inc. Class A (a)(b)	12,888	369,112
ExlService Holdings, Inc. (a)	7,596	774,640
Fiserv, Inc. (a)	124,430	14,334,336
GDS Holdings Ltd. ADR (a)	21,102	1,587,292
Jack Henry & Associates, Inc.	14,121	2,176,752
Kingsoft Cloud Holdings Ltd. ADR	12,513	488,758
MongoDB, Inc. Class A (a)	11,469	3,348,260
Okta, Inc. (a)	22,207	4,939,725
Paya Holdings, Inc. (a)	31,080	308,314
Paychex, Inc.	67,771	6,854,359
PayPal Holdings, Inc. (a)	216,160	56,205,923
Perficient, Inc. (a)	2,908	208,184
Rackspace Technology, Inc. (a)(b)	44,382	895,629
Repay Holdings Corp. (a)(b)	18,598	422,361
Sabre Corp. (a)(b)	70,286	973,461
StoneCo Ltd. Class A (a)	48,996	3,232,266
Sykes Enterprises, Inc. (a)	10,544	442,004
Ttec Holdings, Inc.	9,992	1,083,233
Tucows, Inc. (a)(b)	3,475	271,398
VeriSign, Inc. (a)	20,954	4,608,204
Wix.com Ltd. (a)(b)	9,844	2,558,062
		141,157,954
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Energy Industries, Inc.	8,343	851,069
Advanced Micro Devices, Inc. (a)	224,770	17,999,582
Allegro MicroSystems LLC (a)	32,479	851,275
Ambarella, Inc. (a)	7,961	799,125
Amkor Technology, Inc. (b)	51,004	1,076,184
Analog Devices, Inc.	68,798	11,324,151
Applied Materials, Inc.	171,352	23,668,852
ASML Holding NV	14,522	9,809,175
Broadcom, Inc.	75,461	35,642,494
Brooks Automation, Inc.	15,247	1,556,566
Canadian Solar, Inc. (a)(b)	13,656	540,504
Cirrus Logic, Inc. (a)	10,018	782,105
CMC Materials, Inc. (b)	5,851	902,985
Cohu, Inc. (a)	11,089	412,733
Cree, Inc. (a)(b)	21,882	2,188,419
Diodes, Inc. (a)	10,013	757,684
Enphase Energy, Inc. (a)	24,871	3,557,797
Entegris, Inc.	26,243	3,003,511
First Solar, Inc. (a)	19,992	1,521,591
FormFactor, Inc. (a)	17,312	610,248
Intel Corp.	750,402	42,862,962
KLA Corp.	28,735	9,105,834
Kulicke & Soffa Industries, Inc.	14,208	737,395
Lam Research Corp.	26,736	17,374,390
Lattice Semiconductor Corp. (a)	28,152	1,494,027
MACOM Technology Solutions Holdings, Inc. (a)	14,789	875,509
Marvell Technology, Inc.	127,610	6,163,563
Maxim Integrated Products, Inc.	50,789	5,180,986
Microchip Technology, Inc.	50,088	7,861,312
Micron Technology, Inc. (a)	208,892	17,576,173
MKS Instruments, Inc.	11,001	2,070,718
Monolithic Power Systems, Inc.	8,736	2,997,496
Nova Measuring Instruments Ltd. (a)(b)	6,715	672,977
NVIDIA Corp.	114,375	74,318,588
NXP Semiconductors NV	51,701	10,930,625
ON Semiconductor Corp. (a)	73,727	2,952,029
Power Integrations, Inc. (b)	12,757	1,048,498
Qorvo, Inc. (a)	21,757	3,975,439
Qualcomm, Inc.	210,145	28,272,908
Rambus, Inc. (a)	27,375	535,455
Semtech Corp. (a)	14,006	882,378
Silicon Laboratories, Inc. (a)	8,816	1,203,913
SiTime Corp. (a)	4,623	454,580
Skyworks Solutions, Inc.	31,337	5,327,290
SolarEdge Technologies, Inc. (a)	10,092	2,603,837
SunPower Corp. (a)(b)	33,448	782,349
Synaptics, Inc. (a)(b)	7,449	941,032
Teradyne, Inc.	32,042	4,240,759
Texas Instruments, Inc.	170,155	32,298,822
Tower Semiconductor Ltd. (a)	24,018	659,774
Universal Display Corp.	9,155	1,976,198
Xilinx, Inc.	46,642	5,923,534
		412,157,400
Software - 14.7%
2U, Inc. (a)(b)	16,753	610,144
ACI Worldwide, Inc. (a)	25,330	969,126
Adobe, Inc. (a)	88,412	44,610,927
Alarm.com Holdings, Inc. (a)	10,829	886,679
Alkami Technology, Inc. (a)(b)	14,744	490,533
Altair Engineering, Inc. Class A (a)(b)	10,738	723,419
ANSYS, Inc. (a)	16,026	5,415,826
AppFolio, Inc. (a)	4,121	555,882
Appian Corp. Class A (a)(b)	6,606	597,711
Aspen Technology, Inc. (a)(b)	13,568	1,851,625
Atlassian Corp. PLC (a)	24,467	5,707,662
Autodesk, Inc. (a)	40,969	11,711,398
Bentley Systems, Inc. Class B (b)	46,496	2,667,011
Blackbaud, Inc. (a)(b)	11,080	783,245
BlackLine, Inc. (a)(b)	12,086	1,256,581
Bottomline Technologies, Inc. (a)	11,095	414,731
Cadence Design Systems, Inc. (a)	51,811	6,579,479
CDK Global, Inc.	25,024	1,309,756
Cerence, Inc. (a)(b)	8,681	825,824
Check Point Software Technologies Ltd. (a)	26,278	3,074,000
Citrix Systems, Inc.	22,291	2,562,573
Cognyte Software Ltd. (a)	14,401	370,682
CommVault Systems, Inc. (a)	4,353	331,568
Cornerstone OnDemand, Inc. (a)	15,098	663,859
Coupa Software, Inc. (a)	12,644	3,011,801
Crowdstrike Holdings, Inc. (a)	34,292	7,617,968
CyberArk Software Ltd. (a)(b)	8,010	1,013,585
Datadog, Inc. Class A (a)	43,291	3,941,646
Descartes Systems Group, Inc. (a)	17,721	1,035,615
Digital Turbine, Inc. (a)	18,387	1,216,668
Docebo, Inc.	6,084	315,273
DocuSign, Inc. (a)	35,206	7,098,234
Domo, Inc. Class B (a)(b)	6,974	463,771
Dropbox, Inc. Class A (a)	54,490	1,490,302
Duck Creek Technologies, Inc. (a)(b)	23,614	928,266
Everbridge, Inc. (a)	6,928	814,040
FireEye, Inc. (a)	48,951	1,095,034
Five9, Inc. (a)	12,848	2,275,381
Fortinet, Inc. (a)	29,827	6,518,393
GTY Technology Holdings, Inc. (a)	30,617	183,702
Ideanomics, Inc. (a)(b)	183,916	529,678
Innoviz Technologies Ltd. (a)(b)	23,450	248,805
InterDigital, Inc.	7,716	623,298
Intuit, Inc.	49,371	21,678,312
j2 Global, Inc. (a)(b)	9,655	1,202,337
Jamf Holding Corp. (a)	25,801	894,779
JFrog Ltd. (b)	18,360	766,530
LivePerson, Inc. (a)	14,645	804,743
Magic Software Enterprises Ltd.	13,369	219,786
Manhattan Associates, Inc. (a)	13,032	1,772,091
McAfee Corp.	22,984	577,588
Microsoft Corp.	1,388,212	346,608,772
MicroStrategy, Inc. Class A (a)(b)	1,016	477,520
Mimecast Ltd. (a)	14,312	715,457
nCino, Inc. (a)(b)	19,110	1,168,003
NICE Systems Ltd. sponsored ADR (a)	9,108	2,025,255
NortonLifeLock, Inc.	105,829	2,927,230
Nuance Communications, Inc. (a)	50,563	2,674,783
Nutanix, Inc. Class A (a)	39,912	1,257,627
Open Text Corp.	51,809	2,433,987
Paylocity Holding Corp. (a)	10,868	1,845,712
Pegasystems, Inc.	16,076	1,899,219
Privia Health Group, Inc. (a)	18,072	591,497
Progress Software Corp. (b)	11,285	502,972
Proofpoint, Inc. (a)	9,983	1,725,162
PTC, Inc. (a)	22,567	3,027,137
Qualtrics International, Inc.	13,852	477,063
Qualys, Inc. (a)(b)	7,462	721,426
Rapid7, Inc. (a)(b)	10,456	874,644
Riot Blockchain, Inc. (a)(b)	25,423	689,726
Sapiens International Corp. NV (b)	15,009	430,908
Splunk, Inc. (a)	30,405	3,685,086
Sprout Social, Inc. (a)	10,761	747,029
SPS Commerce, Inc. (a)(b)	7,977	748,721
SS&C Technologies Holdings, Inc.	49,369	3,646,888
Sumo Logic, Inc. (b)	23,418	440,258
SVMK, Inc. (a)	31,950	621,428
Synopsys, Inc. (a)	28,710	7,302,101
Talend SA ADR (a)	8,330	541,200
Telos Corp.	13,677	449,700
Tenable Holdings, Inc. (a)	21,898	915,336
The Trade Desk, Inc. (a)	8,103	4,765,698
Upland Software, Inc. (a)(b)	8,365	342,881
Varonis Systems, Inc. (a)	20,940	1,011,402
Verint Systems, Inc. (a)	14,401	664,030
Workday, Inc. Class A (a)	32,953	7,537,010
Xperi Holding Corp. (b)	26,086	558,762
Zoom Video Communications, Inc. Class A (a)	43,431	14,398,679
Zscaler, Inc. (a)	25,464	4,945,109
		589,703,285
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	3,090,103	385,057,729
Corsair Gaming, Inc. (b)	20,785	648,908
Logitech International SA (b)	32,809	4,038,788
NetApp, Inc.	43,530	3,367,916
Seagate Technology Holdings PLC	46,263	4,429,682
Super Micro Computer, Inc. (a)	13,923	483,685
Western Digital Corp. (a)	59,100	4,446,093
		402,472,801

TOTAL INFORMATION TECHNOLOGY		1,629,538,666

MATERIALS - 0.3%
Chemicals - 0.1%
Amyris, Inc. (a)	69,347	986,808
Balchem Corp.	7,203	943,593
Diversey Holdings Ltd. (a)	54,050	912,364
Innospec, Inc.	6,062	612,929
Methanex Corp. (b)	22,699	806,949
		4,262,643
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)(b)	3,609	205,677
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	32,268	478,857
Silgan Holdings, Inc. (b)	20,962	883,129
		1,361,986
Metals & Mining - 0.2%
Ferroglobe PLC (a)	179,100	924,156
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp. (b)	8,806	1,139,408
Pan American Silver Corp. (b)	46,380	1,560,223
Royal Gold, Inc.	11,861	1,468,036
SSR Mining, Inc. (b)	36,473	676,574
Steel Dynamics, Inc.	42,521	2,654,586
		8,422,983
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	15,144	224,737

TOTAL MATERIALS		14,478,026

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	23,514	547,406
CyrusOne, Inc.	24,207	1,785,266
Diversified Healthcare Trust (SBI)	71,480	259,472
Equinix, Inc.	16,633	12,253,864
Gaming & Leisure Properties	39,197	1,817,173
Host Hotels & Resorts, Inc. (a)	139,483	2,394,923
Industrial Logistics Properties Trust	17,819	446,544
Lamar Advertising Co. Class A	17,271	1,810,346
Potlatch Corp.	12,717	765,563
Regency Centers Corp.	33,954	2,193,428
Retail Opportunity Investments Corp.	30,566	545,909
Sabra Health Care REIT, Inc.	45,964	802,991
SBA Communications Corp. Class A	20,029	5,971,045
Service Properties Trust	41,851	525,649
Uniti Group, Inc.	55,624	604,077
		32,723,656
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP	91,226	1,714,137
Colliers International Group, Inc. (b)	8,729	968,832
eXp World Holdings, Inc. (a)(b)	31,502	1,016,255
FirstService Corp. (b)	8,838	1,435,203
Opendoor Technologies, Inc. (a)(b)	108,045	1,691,985
Redfin Corp. (a)(b)	21,729	1,282,663
		8,109,075

TOTAL REAL ESTATE		40,832,731

UTILITIES - 0.7%
Electric Utilities - 0.7%
Alliant Energy Corp.	44,649	2,551,690
American Electric Power Co., Inc.	94,661	8,140,846
Exelon Corp.	187,794	8,473,265
MGE Energy, Inc.	8,521	639,245
Otter Tail Corp.	4,673	224,164
Xcel Energy, Inc.	97,437	6,906,335
		26,935,545
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	22,403	814,349
FTC Solar, Inc. (a)	14,554	156,601
		970,950
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	11,821	748,860
Water Utilities - 0.0%
Middlesex Water Co. (b)	6,692	575,244

TOTAL UTILITIES		29,230,599

TOTAL COMMON STOCKS
(Cost $2,203,256,245)		4,012,862,680

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.06% (d)	7,653,615	7,655,146
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	180,095,059	180,113,069
TOTAL MONEY MARKET FUNDS
(Cost $187,766,012)		187,768,215
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $2,391,022,257)		4,200,630,895
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(177,448,608)
NET ASSETS - 100%		$4,023,182,287

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	38	June 2021	$10,401,740	$550,203	$550,203

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,748
Fidelity Securities Lending Cash Central Fund	1,478,375
Total	$1,482,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$709,139,441	$709,139,441	$--	$--
Consumer Discretionary	654,363,003	654,363,003	--	--
Consumer Staples	143,351,032	143,351,032	--	--
Energy	15,530,873	15,530,873	--	--
Financials	193,497,248	193,497,248	--	--
Health Care	405,691,497	405,660,010	--	31,487
Industrials	177,209,564	177,209,564	--	--
Information Technology	1,629,538,666	1,629,538,666	--	--
Materials	14,478,026	14,478,026	--	--
Real Estate	40,832,731	40,832,731	--	--
Utilities	29,230,599	29,230,599	--	--
Money Market Funds	187,768,215	187,768,215	--	--
Total Investments in Securities:	$4,200,630,895	$4,200,599,408	$--	$31,487
Derivative Instruments:
Assets
Futures Contracts	$550,203	$550,203	$--	$--
Total Assets	$550,203	$550,203	$--	$--
Total Derivative Instruments:	$550,203	$550,203	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$550,203	$0
Total Equity Risk	550,203	0
Total Value of Derivatives	$550,203	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $175,132,719) — See accompanying schedule: Unaffiliated issuers (cost $2,203,256,245)	$4,012,862,680
Fidelity Central Funds (cost $187,766,012)	187,768,215
Total Investment in Securities (cost $2,391,022,257)		$4,200,630,895
Segregated cash with brokers for derivative instruments		592,000
Cash		63,891
Foreign currency held at value (cost $162,450)		167,513
Receivable for investments sold		620,186
Dividends receivable		2,444,499
Distributions receivable from Fidelity Central Funds		308,559
Receivable for daily variation margin on futures contracts		15,474
Other receivables		202
Total assets		4,204,843,219
Liabilities
Payable for investments purchased	$859,020
Accrued management fee	691,080
Collateral on securities loaned	180,110,832
Total liabilities		181,660,932
Net Assets		$4,023,182,287
Net Assets consist of:
Paid in capital		$2,119,185,939
Total accumulated earnings (loss)		1,903,996,348
Net Assets		$4,023,182,287
Net Asset Value per share ($4,023,182,287 ÷ 75,300,000 shares)		$53.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$14,240,539
Interest		306
Income from Fidelity Central Funds (including $1,478,375 from security lending)		1,482,123
Total income		15,722,968
Expenses
Management fee	$4,015,278
Independent trustees' fees and expenses	7,228
Total expenses before reductions	4,022,506
Expense reductions	(61)
Total expenses after reductions		4,022,445
Net investment income (loss)		11,700,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,289,707
Redemptions in-kind with affiliated entities	77,861,628
Fidelity Central Funds	(19)
Foreign currency transactions	20
Futures contracts	1,614,558
Total net realized gain (loss)		94,765,894
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	331,623,604
Assets and liabilities in foreign currencies	3,321
Futures contracts	(264,738)
Total change in net unrealized appreciation (depreciation)		331,362,187
Net gain (loss)		426,128,081
Net increase (decrease) in net assets resulting from operations		$437,828,604

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,700,523	$23,668,426
Net realized gain (loss)	94,765,894	154,733,037
Change in net unrealized appreciation (depreciation)	331,362,187	784,115,364
Net increase (decrease) in net assets resulting from operations	437,828,604	962,516,827
Distributions to shareholders	(12,068,580)	(43,848,230)
Share transactions
Proceeds from sales of shares	363,850,227	451,237,974
Cost of shares redeemed	(112,548,583)	(226,256,019)
Net increase (decrease) in net assets resulting from share transactions	251,301,644	224,981,955
Total increase (decrease) in net assets	677,061,668	1,143,650,552
Net Assets
Beginning of period	3,346,120,619	2,202,470,067
End of period	$4,023,182,287	$3,346,120,619
Other Information
Shares(a)
Sold	7,000,000	11,600,000
Redeemed	(2,200,000)	(5,700,000)
Net increase (decrease)	4,800,000	5,900,000

 (a) Share activity prior to April 8, 2021 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index ETF

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share DataA
Net asset value, beginning of period	$47.46	$34.09	$28.79	$27.05	$20.97	$20.11
Income from Investment Operations
Net investment income (loss)B	.16	.35	.35	.28	.24	.24
Net realized and unrealized gain (loss)	5.98	13.68	5.30	1.73	6.06	.85
Total from investment operations	6.14	14.03	5.65	2.01	6.30	1.09
Distributions from net investment income	(.17)	(.34)	(.35)	(.27)	(.22)	(.23)
Distributions from net realized gain	–	(.32)	–	–	–	–
Total distributions	(.17)	(.66)	(.35)	(.27)	(.22)	(.23)
Net asset value, end of period	$53.43	$47.46	$34.09	$28.79	$27.05	$20.97
Total ReturnC,D,E	12.94%	41.87%	19.83%	7.42%	30.21%	5.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H	.21%	.27%	.27%	.31%	.32%
Expenses net of fee waivers, if any	.21%H	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%H	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.61%H	.90%	1.15%	.95%	.99%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$4,023,182	$3,346,121	$2,202,470	$1,848,322	$1,479,445	$755,017
Portfolio turnover rateI,J	14%H	19%	6%	10%	12%	6%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Based on net asset value.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Nasdaq Composite Index ETF (the Fund) (formerly Fidelity Nasdaq Composite Index Tracking Stock) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

Effective April 8, 2021, the Fund underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Fund by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and the Shares activity presented in the Statement of Changes in Net Assets have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,864,164,154
Gross unrealized depreciation	(55,780,531)
Net unrealized appreciation (depreciation)	$1,808,383,623
Tax cost	$2,392,797,475

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,372,038)
Long-term	(7,092)
Total capital loss carryforward	$(2,379,130)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	292,438,414	265,941,986

Securities received and delivered in-kind through subscriptions and redemptions totaled $358,059,942 and $110,972,427, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index ETF	$163,974	$21,923	$1,470,735

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $61.

9. Share Transactions.

Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Nasdaq Composite Index ETF	.21%
Actual		$1,000.00	$1,129.40	$1.11
Hypothetical-C		$1,000.00	$1,023.88	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index ETF (formerly known as Fidelity Nasdaq Composite Index Tracking Stock)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index ETF

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Nasdaq Composite Index ETF

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended September 30, 2020. The Board considered that Fidelity has not identified any comparable publicly available ETFs and that Fidelity believes this provides it with a competitive advantage in the marketplace.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board also noted that the ASPG includes multiple classes from a single competitor and that, when these classes are excluded, the fund's total expense ratio was below the ASPG competitive median. The Board considered that, in general, various factors can affect total expense ratios.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ETF-SANN-0721
1.795572.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021